UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22500

                           A&Q Multi-Strategy Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                                   Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Business Solutions US LLC

One North Wacker Drive

                                     Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203)-719-1428

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2018 TO JUNE 30, 2019

Administrator

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer/Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote was For or Against Management

SPF Securitized products Fund Ltd	N/A	N/A	12/19/2018	Consent to the Transaction and Partner resignation.	Issuer	Yes	Consent	Consent

Aeolus Property Catastrophe Keystone PF Fund LP - J18	N/A	N/A	2/28/2019	Special Redemption Opportunity	Issuer	Yes	For	For

Linden Investors, LP	N/A	N/A	12/20/2018	Changes to the terms of the Fund	Issuer	Yes	Consent	Consent

Brilliant US Feeder 2 Fund Limited	N/A	N/A	1/31/2019	Consent to accept the proposed Specific Changes of the Notice and in the Revised PPM	Issuer	Yes	Consent	Consent

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	A&Q Multi-Strategy Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	August 29, 2019

*Print the name and title of each signing officer under his or her signature.